UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $371,637 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    17098   401271 SH       SOLE                   401271
ARVINMERITOR INC               COM              043353101    10708   802077 SH       SOLE                   802077
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     8369   157762 SH       SOLE                   157762
BE AEROSPACE INC               COM              073302101    12906   425089 SH       SOLE                   425089
CNINSURE INC                   SPONSORED ADR    18976M103     6939   260765 SH       SOLE                   260765
CRACKER BARREL OLD CTRY STOR   COM              22410J106     2359    50868 SH       SOLE                    50868
CROWN HOLDINGS INC             COM              228368106    10267   380807 SH       SOLE                   380807
DANA HOLDING CORP              COM              235825205     9810   825769 SH       SOLE                   825769
DEX ONE CORP                   COM              25212W100     7044   252291 SH       SOLE                   252291
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    15406   391015 SH       SOLE                   391015
EQUINIX INC                    COM NEW          29444U502    14272   146620 SH       SOLE                   146620
FISERV INC                     COM              337738108    11166   219986 SH       SOLE                   219986
GAYLORD ENTMT CO NEW           COM              367905106    21398   730555 SH       SOLE                   730555
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     9356   718015 SH       SOLE                   718015
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102     6036   252009 SH       SOLE                   252009
JARDEN CORP                    COM              471109108    16191   486366 SH       SOLE                   486366
KAR AUCTION SVCS INC           COM              48238T109    12219   811364 SH       SOLE                   811364
LIVE NATION ENTERTAINMENT IN   COM              538034109    12373   853330 SH       SOLE                   853330
MICROSOFT CORP                 COM              594918104     7998   273089 SH       SOLE                   273089
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    15353   179545 SH       SOLE                   179545
NEWELL RUBBERMAID INC          COM              651229106    12747   838643 SH       SOLE                   838643
OWENS ILL INC                  COM NEW          690768403    14730   414464 SH       SOLE                   414464
SOHU COM INC                   COM              83408W103     7982   146185 SH       SOLE                   146185
SOLUTIA INC                    COM NEW          834376501    14570   904403 SH       SOLE                   904403
STANLEY BLACK & DECKER INC     COM              854502101     8139   141770 SH       SOLE                   141770
SUPERMEDIA INC                 COM              868447103     7022   172610 SH       SOLE                   172610
TEMPUR PEDIC INTL INC          COM              88023U101    17564   582351 SH       SOLE                   582351
TYCO INTERNATIONAL LTD         SHS              H89128104    15662   409465 SH       SOLE                   409465
VISA INC                       COM CL A         92826C839    11101   121951 SH       SOLE                   121951
WABASH NATL CORP               COM              929566107     9598  1369117 SH       SOLE                  1369117
WILLIAMS COS INC DEL           COM              969457100    10285   445254 SH       SOLE                   445254
WYNDHAM WORLDWIDE CORP         COM              98310W108    14969   581757 SH       SOLE                   581757